Distribution Date:	08/17/22	Wells Fargo Commercial Mortgage Trust 2015-NXS4
Determination Date:	08/11/22
Next Distribution Date:	09/16/22
Record Date:	07/29/22	Commercial Mortgage Pass-Through Certificates
Series 2015-NXS4
Revision to August 2022 Distribution Date Statement
The report was revised to correct the page numbers in the table of contents on the 1st page.

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2-3	Depositor	Wells Fargo Commercial Mortgage Securities, Inc.
Certificate Factor Detail	4		Anthony Sfarra	(212) 214-5613	Anthony.Sfarra@wellsfargo.com
Certificate Interest Reconciliation Detail	5		375 Park Avenue, 2nd Floor, J0127-023 | New York, NY 10152 | United States
		Master Servicer	Wells Fargo Bank, N.A.
Additional Information	6
			Investor Relations		REAM_InvestorRelations@WellsFargo.com
Bond / Collateral Reconciliation - Cash Flows	7
			1901 Harrison Street | Oakland, CA 94612 | United States
Bond / Collateral Reconciliation - Balances	8	Special Servicer	Rialto Capital Advisors, LLC
Current Mortgage Loan and Property Stratification	9-13		General	(305) 229-6465
Mortgage Loan Detail (Part 1)	14-15		200 S. Biscayne Blvd., Suite 3550 | Miami, FL 33131 | United States
Mortgage Loan Detail (Part 2)	16-17	Trust Advisor	Pentalpha Surveillance LLC
Principal Prepayment Detail	18		Don Simon	(203) 660-6100
Historical Detail	19		375 North French Road, Suite 100 | Amherst, NY 14228 | United States
Delinquency Loan Detail	20	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
			Bank, N.A.
Collateral Stratification and Historical Detail	21		Corporate Trust Services (CMBS)		cts.cmbs.bond.admin@wellsfargo.com;
Specially Serviced Loan Detail - Part 1	22				trustadministrationgroup@wellsfargo.com
			9062 Old Annapolis Road | Columbia, MD 21045 | United States
Specially Serviced Loan Detail - Part 2	23
		Trustee	Wilmington Trust, National Association
Modified Loan Detail	24		Attention: CMBS Trustee	(302) 636-4140	CMBSTrustee@wilmingtontrust.com
Historical Liquidated Loan Detail	25		1100 North Market Street | Wilmington, DE 19890 | United States
Historical Bond / Collateral Loss Reconciliation Detail	26
Interest Shortfall Detail - Collateral Level	27
Supplemental Notes	28

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 28

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	94989XAY1	1.889000%	23,517,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2A	94989XAZ8	3.075000%	66,792,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2B	94989XBA2	4.841648%	66,792,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-3	94989XBB0	3.452000%	100,000,000.00	92,136,162.56	0.00	265,045.03	0.00	0.00	265,045.03	92,136,162.56	38.51%	30.00%
A-4	94989XBC8	3.718000%	238,283,000.00	238,283,000.00	0.00	738,280.16	0.00	0.00	738,280.16	238,283,000.00	38.51%	30.00%
A-SB	94989XBD6	3.522000%	46,743,000.00	31,430,832.36	762,986.60	92,249.49	0.00	0.00	855,236.09	30,667,845.76	38.51%	30.00%
A-S	94989XBE4	3.973000%	40,659,000.00	40,659,000.00	0.00	134,615.17	0.00	0.00	134,615.17	40,659,000.00	31.59%	24.75%
B	94989XBH7	4.224000%	44,532,000.00	44,532,000.00	0.00	156,752.64	0.00	0.00	156,752.64	44,532,000.00	24.00%	19.00%
C	94989XBJ3	4.841648%	37,756,000.00	37,756,000.00	0.00	152,334.38	0.00	0.00	152,334.38	37,756,000.00	17.57%	14.13%
D	94989XBL8	3.841648%	25,170,000.00	25,170,000.00	0.00	80,578.56	0.00	0.00	80,578.56	25,170,000.00	13.29%	10.88%
E	94989XAL9	3.841648%	19,362,000.00	19,362,000.00	0.00	61,984.99	0.00	0.00	61,984.99	19,362,000.00	9.99%	8.38%
F	94989XAN5	3.334000%	19,361,000.00	19,361,000.00	0.00	53,791.31	0.00	0.00	53,791.31	19,361,000.00	6.69%	5.88%
G	94989XAQ8	3.334000%	8,713,000.00	8,713,000.00	0.00	24,207.62	0.00	0.00	24,207.62	8,713,000.00	5.21%	4.75%
H	94989XAS4	3.334000%	36,787,698.00	30,594,557.16	0.00	52,773.65	0.00	0.00	52,773.65	30,594,557.16	0.00%	0.00%
V	94989XAW5	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	94989XAU9	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			774,467,698.00	587,997,552.08	762,986.60	1,812,613.00	0.00	0.00	2,575,599.60	587,234,565.48

X-A	94989XBF1	1.174083%	582,786,000.00	402,508,994.92	0.00	393,815.77	0.00	0.00	393,815.77	401,746,008.32
X-B	94989XBG9	0.617648%	44,532,000.00	44,532,000.00	0.00	22,920.91	0.00	0.00	22,920.91	44,532,000.00
X-D	94989XBK0	1.000000%	44,532,000.00	44,532,000.00	0.00	37,110.00	0.00	0.00	37,110.00	44,532,000.00
X-F	94989XAA3	1.507648%	19,361,000.00	19,361,000.00	0.00	24,324.64	0.00	0.00	24,324.64	19,361,000.00
X-G	94989XAC9	1.507648%	8,713,000.00	8,713,000.00	0.00	10,946.78	0.00	0.00	10,946.78	8,713,000.00

									Certificate Distribution Detail continued to next page

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 28

				Certificate Distribution Detail

										Current	Original
		Pass-Through			Principal	Interest	Prepayment			Credit	Credit
Class	CUSIP	Rate (2)	Original Balance	Beginning Balance	Distribution	Distribution	Penalties	Realized Losses Total Distribution		Ending Balance Support¹	Support¹

X-H	94989XAE5	1.507648%	36,787,698.00	30,594,557.16	0.00	38,438.18	0.00	0.00	38,438.18	30,594,557.16
Notional SubTotal			736,711,698.00	550,241,552.08	0.00	527,556.28	0.00	0.00	527,556.28	549,478,565.48

Deal Distribution Total					762,986.60	2,340,169.28	0.00	0.00	3,103,155.88

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 3 of 28

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	94989XAY1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2A	94989XAZ8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2B	94989XBA2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3	94989XBB0	921.36162560	0.00000000	2.65045030	0.00000000	0.00000000	0.00000000	0.00000000	2.65045030	921.36162560
A-4	94989XBC8	1,000.00000000	0.00000000	3.09833333	0.00000000	0.00000000	0.00000000	0.00000000	3.09833333	1,000.00000000
A-SB	94989XBD6	672.41795263	16.32301307	1.97354663	0.00000000	0.00000000	0.00000000	0.00000000	18.29655970	656.09493956
A-S	94989XBE4	1,000.00000000	0.00000000	3.31083327	0.00000000	0.00000000	0.00000000	0.00000000	3.31083327	1,000.00000000
B	94989XBH7	1,000.00000000	0.00000000	3.52000000	0.00000000	0.00000000	0.00000000	0.00000000	3.52000000	1,000.00000000
C	94989XBJ3	1,000.00000000	0.00000000	4.03470654	0.00000000	0.00000000	0.00000000	0.00000000	4.03470654	1,000.00000000
D	94989XBL8	1,000.00000000	0.00000000	3.20137306	0.00000000	0.00000000	0.00000000	0.00000000	3.20137306	1,000.00000000
E	94989XAL9	1,000.00000000	0.00000000	3.20137331	0.00000000	0.00000000	0.00000000	0.00000000	3.20137331	1,000.00000000
F	94989XAN5	1,000.00000000	0.00000000	2.77833325	0.00000000	0.00000000	0.00000000	0.00000000	2.77833325	1,000.00000000
G	94989XAQ8	1,000.00000000	0.00000000	2.77833352	0.00000000	0.00000000	0.00000000	0.00000000	2.77833352	1,000.00000000
H	94989XAS4	831.65185166	0.00000000	1.43454614	0.87605998	38.44276584	0.00000000	0.00000000	1.43454614	831.65185166
V	94989XAW5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	94989XAU9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	94989XBF1	690.66345952	0.00000000	0.67574679	0.00000000	0.00000000	0.00000000	0.00000000	0.67574679	689.35425408
X-B	94989XBG9	1,000.00000000	0.00000000	0.51470650	0.00000000	0.00000000	0.00000000	0.00000000	0.51470650	1,000.00000000
X-D	94989XBK0	1,000.00000000	0.00000000	0.83333333	0.00000000	0.00000000	0.00000000	0.00000000	0.83333333	1,000.00000000
X-F	94989XAA3	1,000.00000000	0.00000000	1.25637312	0.00000000	0.00000000	0.00000000	0.00000000	1.25637312	1,000.00000000
X-G	94989XAC9	1,000.00000000	0.00000000	1.25637324	0.00000000	0.00000000	0.00000000	0.00000000	1.25637324	1,000.00000000
X-H	94989XAE5	831.65185166	0.00000000	1.04486505	0.00000000	0.00000000	0.00000000	0.00000000	1.04486505	831.65185166

© 2021 Computershare. All rights reserved. Confidential.										Page 4 of 28

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2A	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2B	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3	07/01/22 - 07/30/22	30	0.00	265,045.03	0.00	265,045.03	0.00	0.00	0.00	265,045.03	0.00
A-4	07/01/22 - 07/30/22	30	0.00	738,280.16	0.00	738,280.16	0.00	0.00	0.00	738,280.16	0.00
A-SB	07/01/22 - 07/30/22	30	0.00	92,249.49	0.00	92,249.49	0.00	0.00	0.00	92,249.49	0.00
X-A	07/01/22 - 07/30/22	30	0.00	393,815.77	0.00	393,815.77	0.00	0.00	0.00	393,815.77	0.00
X-B	07/01/22 - 07/30/22	30	0.00	22,920.91	0.00	22,920.91	0.00	0.00	0.00	22,920.91	0.00
X-D	07/01/22 - 07/30/22	30	0.00	37,110.00	0.00	37,110.00	0.00	0.00	0.00	37,110.00	0.00
X-F	07/01/22 - 07/30/22	30	0.00	24,324.64	0.00	24,324.64	0.00	0.00	0.00	24,324.64	0.00
X-G	07/01/22 - 07/30/22	30	0.00	10,946.78	0.00	10,946.78	0.00	0.00	0.00	10,946.78	0.00
X-H	07/01/22 - 07/30/22	30	0.00	38,438.18	0.00	38,438.18	0.00	0.00	0.00	38,438.18	0.00
A-S	07/01/22 - 07/30/22	30	0.00	134,615.17	0.00	134,615.17	0.00	0.00	0.00	134,615.17	0.00
B	07/01/22 - 07/30/22	30	0.00	156,752.64	0.00	156,752.64	0.00	0.00	0.00	156,752.64	0.00
C	07/01/22 - 07/30/22	30	0.00	152,334.38	0.00	152,334.38	0.00	0.00	0.00	152,334.38	0.00
D	07/01/22 - 07/30/22	30	0.00	80,578.56	0.00	80,578.56	0.00	0.00	0.00	80,578.56	0.00
E	07/01/22 - 07/30/22	30	0.00	61,984.99	0.00	61,984.99	0.00	0.00	0.00	61,984.99	0.00
F	07/01/22 - 07/30/22	30	0.00	53,791.31	0.00	53,791.31	0.00	0.00	0.00	53,791.31	0.00
G	07/01/22 - 07/30/22	30	0.00	24,207.62	0.00	24,207.62	0.00	0.00	0.00	24,207.62	0.00
H	07/01/22 - 07/30/22	30	1,381,992.63	85,001.88	0.00	85,001.88	32,228.23	0.00	0.00	52,773.65	1,414,220.86
Totals			1,381,992.63	2,372,397.51	0.00	2,372,397.51	32,228.23	0.00	0.00	2,340,169.28	1,414,220.86

© 2021 Computershare. All rights reserved. Confidential.												Page 5 of 28

	Additional Information
Total Available Distribution Amount (1)	3,103,155.88
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 6 of 28

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	2,379,184.15	Master Servicing Fee	2,714.27
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	2,777.35
Interest Adjustments	0.00	Trustee Fee	210.00
Deferred Interest	11,234.94	CREFC® Intellectual Property Royalty License Fee	253.17
ARD Interest	0.00	Trust Advisor Fee	831.87
Net Prepayment Interest Excess / (Shortfall)	0.00
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	2,390,419.09	Total Fees	6,786.66

Principal		Expenses/Reimbursements
Scheduled Principal	762,986.60	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	22,463.17
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	21,000.00
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	762,986.60	Total Expenses/Reimbursements	43,463.17

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	2,340,169.28
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	762,986.60
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	3,103,155.88
Total Funds Collected	3,153,405.69	Total Funds Distributed	3,153,405.71

© 2021 Computershare. All rights reserved. Confidential.			Page 7 of 28

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	587,997,552.08	587,997,552.08	Beginning Certificate Balance	587,997,552.08
(-) Scheduled Principal Collections	762,986.60	762,986.60	(-) Principal Distributions	762,986.60
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	587,234,565.48	587,234,565.48	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	589,818,910.78	589,818,910.78	Ending Certificate Balance	587,234,565.48
Ending Actual Collateral Balance	589,116,388.80	589,116,388.80

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.84%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 8 of 28

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	10	104,792,424.87	17.85%	37	4.5634	NAP	Defeased	10	104,792,424.87	17.85%	37	4.5634	NAP
2,000,000 or less	5	6,764,263.55	1.15%	37	4.8147	1.691551	1.20 or less	10	119,520,136.49	20.35%	39	4.8667	0.616642
2,000,001 to 3,000,000	3	7,282,084.38	1.24%	39	4.6193	2.349917	1.21 to 1.30	4	48,866,668.03	8.32%	38	4.6286	1.241408
3,000,001 to 4,000,000	4	14,620,821.79	2.49%	38	5.0355	2.066702	1.31 to 1.40	2	16,863,703.21	2.87%	39	4.6489	1.365366
4,000,001 to 5,000,000	2	9,885,885.81	1.68%	39	5.3878	1.483756	1.41 to 1.50	2	6,347,556.75	1.08%	39	6.1327	1.421641
5,000,001 to 6,000,000	5	27,490,066.94	4.68%	39	4.9161	1.616809	1.51 to 1.60	6	51,270,060.01	8.73%	38	4.6579	1.571194
6,000,001 to 7,000,000	3	19,379,038.20	3.30%	37	4.5757	1.349994	1.61 to 1.70	1	34,275,000.00	5.84%	37	4.7500	1.650200
7,000,001 to 8,000,000	4	29,629,487.96	5.05%	38	4.6555	2.743756	1.71 to 1.80	3	21,991,339.80	3.74%	37	4.5361	1.754150
8,000,001 to 10,000,000	5	46,434,617.96	7.91%	38	4.8015	1.289961	1.81 to 1.90	2	11,923,063.45	2.03%	38	4.4643	1.821797
10,000,001 to 15,000,000	5	61,169,210.51	10.42%	38	4.7197	1.135945	1.91 to 2.00	4	39,799,785.14	6.78%	38	4.6726	1.961409
15,000,001 to 20,000,000	3	51,083,587.75	8.70%	38	4.6595	1.151706	2.01 to 2.25	2	9,305,689.85	1.58%	36	4.9436	2.027098
20,000,001 to 30,000,000	2	48,756,946.41	8.30%	38	4.6654	1.583299	2.26 to 2.50	1	9,794,335.42	1.67%	38	4.2700	2.265400
30,000,001 to 50,000,000	4	159,946,129.35	27.24%	38	4.6834	2.236199	2.51 to 2.75	2	48,592,919.09	8.27%	39	4.7411	2.527914
50,000,001 or greater	0	0.00	0.00%	0	0.0000	0.000000	2.76 or greater	6	63,891,883.37	10.88%	38	4.6506	3.797782
Totals	55	587,234,565.48	100.00%	38	4.6988	1.777999	Totals	55	587,234,565.48	100.00%	38	4.6988	1.777999
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 28

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Defeased	10	104,792,424.87	17.85%	37	4.5634	NAP
							Defeased	10	104,792,424.87	17.85%	37	4.5634	NAP
Alabama	1	5,790,711.21	0.99%	39	4.4620	1.293700
							Industrial	2	26,232,939.85	4.47%	39	4.9885	0.647987
Arizona	2	53,592,201.40	9.13%	39	4.7776	2.338531
							Lodging	13	127,830,697.15	21.77%	38	4.9096	1.917207
California	9	79,965,736.25	13.62%	38	4.5224	1.533353
							Mixed Use	5	46,090,619.89	7.85%	38	4.7750	1.712967
Connecticut	1	34,275,000.00	5.84%	37	4.7500	1.650200
							Multi-Family	2	7,167,323.29	1.22%	37	4.6911	1.953634
Florida	5	21,807,500.00	3.71%	38	4.6100	3.828700
							Office	2	35,652,027.74	6.07%	37	4.7504	1.641266
Georgia	1	5,160,992.98	0.88%	39	4.9900	0.650600
							Other	3	3,918,504.73	0.67%	38	4.7657	1.909586
Idaho	1	3,774,783.59	0.64%	39	6.0500	5.227800
							Retail	17	192,466,493.59	32.78%	38	4.5877	1.422300
Maryland	1	16,038,905.88	2.73%	39	5.1020	0.046400
							Self Storage	12	43,083,534.37	7.34%	38	4.5935	3.566458
Michigan	3	7,002,483.15	1.19%	38	4.4825	1.619204
							Totals	66	587,234,565.48	100.00%	38	4.6988	1.777999
Missouri	2	4,045,382.84	0.69%	37	4.9107	2.969807

Nevada	3	12,550,000.00	2.14%	37	4.4443	3.266660

New Jersey	4	52,142,776.10	8.88%	39	4.7992	1.193416

New Mexico	1	23,712,549.83	4.04%	39	4.6500	1.970700

New York	3	24,279,454.09	4.13%	38	4.5991	1.531219

Oregon	2	14,061,815.41	2.39%	39	6.0500	0.008796

Pennsylvania	2	6,330,454.71	1.08%	38	4.3171	1.628017

Puerto Rico	1	4,970,529.01	0.85%	39	6.5130	1.422400

South Carolina	5	15,576,247.15	2.65%	38	4.6893	3.282353

Texas	6	65,726,657.43	11.19%	39	4.5928	1.656028

Virginia	2	13,591,481.30	2.31%	35	4.8743	0.954765

Washington	1	18,046,478.28	3.07%	38	4.3600	1.561000

Totals	66	587,234,565.48	100.00%	38	4.6988	1.777999

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 10 of 28

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	10	104,792,424.87	17.85%	37	4.5634	NAP	Defeased	10	104,792,424.87	17.85%	37	4.5634	NAP
	4.000% or less	0	0.00	0.00%	0	0.0000	0.000000	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.001% to 4.250%	1	4,915,356.80	0.84%	38	4.2500	1.545800	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.251% to 4.500%	11	82,297,805.02	14.01%	38	4.3821	1.863309	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	4.501% to 4.750%	17	255,892,162.99	43.58%	38	4.6345	1.873848	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	4.751% to 5.000%	9	86,212,974.42	14.68%	38	4.8219	1.996063	49 months or greater	45	482,442,140.61	82.15%	38	4.7282	1.758612
	5.001% to 5.250%	1	16,038,905.88	2.73%	39	5.1020	0.046400	Totals	55	587,234,565.48	100.00%	38	4.6988	1.777999
	5.251% to 5.500%	2	14,277,807.49	2.43%	39	5.3100	0.575918
	5.501% to 6.250%	3	17,836,599.00	3.04%	39	6.0500	1.113301
	6.251% or greater	1	4,970,529.01	0.85%	39	6.5130	1.422400
	Totals	55	587,234,565.48	100.00%	38	4.6988	1.777999
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 28

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	10	104,792,424.87	17.85%	37	4.5634	NAP	Defeased	10	104,792,424.87	17.85%	37	4.5634	NAP
	59 months or less	44	481,889,349.06	82.06%	38	4.7287	1.759292	Interest Only	4	85,350,000.00	14.53%	38	4.6506	2.652793
	60 months or greater	0	0.00	0.00%	0	0.0000	0.000000	179 months or less	0	0.00	0.00%	0	0.0000	0.000000
	Totals	54	586,681,773.93	99.91%	38	4.6991	1.778576	180 months to 300 months	40	396,539,349.06	67.53%	38	4.7454	1.566977
								301 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	54	586,681,773.93	99.91%	38	4.6991	1.778576
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.														Page 12 of 28

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	10	104,792,424.87	17.85%	37	4.5634	NAP	114 months or less	1	552,791.55	0.09%	38	4.3600	1.165900
Underwriter's Information		0	0.00	0.00%	0	0.0000	0.000000	115 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	12 months or less	43	471,663,339.49	80.32%	38	4.7313	1.765600	Totals	1	552,791.55	0.09%	38	4.3600	1.165900
	13 months to 24 months	1	1,415,097.91	0.24%	39	4.5500	1.913600
	25 months or greater	1	9,363,703.21	1.59%	39	4.6000	1.383200
	Totals	55	587,234,565.48	100.00%	38	4.6988	1.777999
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.														Page 13 of 28

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
3	301741113	LO	Phoenix	AZ	Actual/360	4.770%	178,576.80	77,621.43	0.00	N/A	11/06/25	--	43,475,788.86	43,398,167.43	08/06/22
4	310931507	RT	Flower Mound	TX	Actual/360	4.610%	185,619.05	60,737.19	0.00	N/A	11/11/25	--	46,758,699.11	46,697,961.92	08/11/22
5	310929994	SS	Various	Various	Actual/360	4.610%	141,222.87	0.00	0.00	N/A	10/11/25	--	35,575,000.00	35,575,000.00	08/11/22
6	310932050	OF	Hartford	CT	Actual/360	4.750%	140,194.27	0.00	0.00	N/A	09/11/25	--	34,275,000.00	34,275,000.00	08/11/22
7	305010007	RT	Mendham	NJ	Actual/360	4.680%	101,077.92	36,974.11	0.00	N/A	10/05/25	--	25,081,370.69	25,044,396.58	08/05/22
8	310931525	MU	Albuquerque	NM	Actual/360	4.650%	95,099.35	37,548.22	0.00	N/A	11/11/25	--	23,750,098.05	23,712,549.83	08/11/22
9	305010009	SS	Richmond	CA	Actual/360	4.460%	84,492.22	0.00	0.00	N/A	11/05/25	--	22,000,000.00	22,000,000.00	08/05/22
10	301741091	OF	Raleigh	NC	Actual/360	4.811%	82,494.79	25,199.19	0.00	N/A	08/06/25	--	19,912,369.17	19,887,169.98	08/06/22
11	304690003	LO	El Portal	CA	Actual/360	4.560%	66,883.67	34,988.27	0.00	N/A	09/05/25	--	17,033,191.86	16,998,203.59	08/05/22
12	310931372	RT	Kennewick	WA	Actual/360	4.360%	67,847.82	24,854.75	0.00	N/A	10/11/25	--	18,071,333.03	18,046,478.28	08/11/22
13	305010013	IN	Halethorpe	MD	Actual/360	5.102%	70,553.63	20,139.51	0.00	N/A	11/05/25	--	16,059,045.39	16,038,905.88	07/05/22
14	310930209	RT	Yonkers	NY	Actual/360	4.540%	56,732.75	27,262.94	0.00	N/A	09/11/25	--	14,511,717.03	14,484,454.09	08/11/22
15	310931260	LO	Anaheim	CA	Actual/360	4.600%	54,627.53	25,344.99	0.00	N/A	11/11/25	--	13,790,962.18	13,765,617.19	08/11/22
16	305010016	RT	Chester	NJ	Actual/360	5.310%	57,432.07	20,397.54	0.00	N/A	11/05/25	--	12,560,322.19	12,539,924.65	10/05/19
17	301741097	MF	Houston	TX	Actual/360	4.370%	45,635.21	16,738.59	0.00	N/A	09/06/25	--	12,127,168.59	12,110,430.00	08/06/22
18	310929010	MH	Monroe	MI	Actual/360	4.170%	44,346.79	0.00	0.00	N/A	07/11/25	--	12,350,000.00	12,350,000.00	08/11/22
19	301741103	IN	Gilbert	AZ	Actual/360	4.810%	42,298.12	18,107.93	0.00	N/A	11/06/25	--	10,212,141.90	10,194,033.97	08/06/22
20	305010020	RT	Beverly Hills	CA	Actual/360	4.320%	37,941.49	14,143.40	0.00	N/A	10/05/25	--	10,199,324.01	10,185,180.61	08/05/22
21	310929527	SS	Lanham	MD	Actual/360	4.550%	35,537.92	21,446.86	0.00	N/A	07/11/25	--	9,070,295.83	9,048,848.97	08/11/22
22	305010022	MU	Los Angeles	CA	Actual/360	4.440%	37,849.88	13,469.02	0.00	N/A	09/05/25	--	9,899,706.63	9,886,237.61	08/05/22
23	305010023	RT	Chicago	IL	Actual/360	5.220%	40,758.19	14,964.45	0.00	N/A	11/05/25	--	9,067,450.59	9,052,486.14	08/05/22
24	310931032	RT	San Francisco	CA	Actual/360	4.270%	36,063.75	13,740.51	0.00	N/A	10/11/25	--	9,808,075.93	9,794,335.42	08/11/22
25	305010025	RT	Boonton	NJ	Actual/360	4.600%	37,145.98	13,964.66	0.00	N/A	11/05/25	--	9,377,667.87	9,363,703.21	08/05/22
26	310931305	OF	Charlotte	NC	Actual/360	4.380%	36,514.86	13,193.37	0.00	N/A	07/11/25	--	9,681,358.43	9,668,165.06	08/11/22
28	305010028	LO	Sacramento	CA	Actual/360	4.855%	38,688.85	11,470.67	0.00	N/A	10/05/25	--	9,254,167.62	9,242,696.95	08/05/22
29	305010029	LO	Bend	OR	Actual/360	6.050%	42,543.36	18,502.81	0.00	N/A	11/05/25	--	8,166,147.58	8,147,644.77	01/05/20
30	305010030	RT	Henderson	NV	Actual/360	4.350%	29,966.67	0.00	0.00	N/A	09/05/25	--	8,000,000.00	8,000,000.00	08/05/22
31	301741104	LO	Bluffton	SC	Actual/360	4.610%	28,081.09	12,978.28	0.00	N/A	11/06/25	--	7,073,817.61	7,060,839.33	08/06/22

© 2021 Computershare. All rights reserved. Confidential.																Page 14 of 28

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
32	301741081	LO	Roanoke	VA	Actual/360	4.989%	30,421.08	12,470.88	0.00	N/A	07/06/25	--	7,081,119.51	7,068,648.63	08/06/22
33	305010033	RT	New York	NY	Actual/360	4.710%	30,418.75	0.00	0.00	N/A	11/05/25	--	7,500,000.00	7,500,000.00	08/05/22
35	305010035	RT	Virginia Beach	VA	Actual/360	4.750%	26,722.39	10,314.57	0.00	N/A	08/05/25	--	6,533,147.24	6,522,832.67	09/05/20
36	305010036	LO	Klamath Falls	OR	Actual/360	6.050%	30,881.16	13,430.72	0.00	N/A	11/05/25	--	5,927,601.36	5,914,170.64	02/05/20
37	410931281	RT	Fort Worth	TX	Actual/360	4.530%	26,330.62	0.00	0.00	N/A	10/11/25	--	6,750,000.00	6,750,000.00	08/11/22
38	301741111	RT	Birmingham	AL	Actual/360	4.462%	22,286.00	9,493.09	0.00	N/A	11/06/25	--	5,800,204.30	5,790,711.21	08/06/22
39	305010039	MU	Los Angeles	CA	Actual/360	4.440%	23,377.87	8,319.10	0.00	N/A	09/05/25	--	6,114,524.63	6,106,205.53	08/05/22
40	410930847	SS	Lawrenceville	NJ	Actual/360	4.500%	20,167.36	9,727.07	0.00	N/A	11/11/25	--	5,204,478.73	5,194,751.66	08/11/22
41	305010041	LO	Port Wentworth	GA	Actual/360	4.990%	22,214.68	8,885.54	0.00	N/A	11/05/25	--	5,169,878.52	5,160,992.98	08/05/22
43	410927588	RT	Pittsburgh	PA	Actual/360	4.250%	18,024.15	9,647.47	0.00	N/A	10/11/25	--	4,925,004.27	4,915,356.80	08/11/22
44	301741096	MF	Houston	TX	Actual/360	4.493%	21,034.66	7,316.43	0.00	N/A	09/06/25	--	5,436,756.88	5,429,440.45	08/06/22
45	305010045	MU	Carolina	PR	Actual/360	6.513%	27,912.82	6,423.26	0.00	N/A	11/05/25	--	4,976,952.27	4,970,529.01	08/05/22
46	410931285	RT	San Diego	CA	Actual/360	4.680%	18,703.03	8,462.38	0.00	N/A	07/11/25	--	4,640,951.33	4,632,488.95	08/11/22
47	305010047	LO	San Jose	CA	Actual/360	4.790%	16,475.65	7,107.10	0.00	N/A	11/05/25	--	3,994,366.45	3,987,259.35	08/05/22
48	305010048	LO	Coeur d Alene	ID	Actual/360	6.050%	19,710.23	8,572.30	0.00	N/A	11/05/25	--	3,783,355.89	3,774,783.59	08/05/22
49	310930169	LO	Plymouth	MI	Actual/360	4.320%	12,354.66	9,471.95	0.00	N/A	10/11/25	--	3,321,144.65	3,311,672.70	08/11/22
50	410930510	IN	Chandler	AZ	Actual/360	4.560%	14,725.00	0.00	0.00	N/A	11/11/25	--	3,750,000.00	3,750,000.00	08/11/22
51	410930175	RT	Goose Creek	SC	Actual/360	4.900%	14,985.32	4,386.21	0.00	N/A	09/11/25	--	3,551,492.36	3,547,106.15	08/11/22
52	410931582	RT	Mansfield	OH	Actual/360	4.550%	9,056.24	18,575.60	0.00	N/A	11/11/25	--	2,311,411.37	2,292,835.77	08/11/22
53	600930128	RT	Clover	SC	Actual/360	4.530%	10,674.04	5,088.51	0.00	N/A	11/11/25	--	2,736,348.96	2,731,260.45	08/11/22
55	410931710	SS	Portage	MI	Actual/360	4.550%	9,082.36	4,296.23	0.00	N/A	11/11/25	--	2,318,078.94	2,313,782.71	08/11/22
57	410930163	98	Various	SC	Actual/360	4.800%	9,258.05	2,809.25	0.00	N/A	10/11/25	--	2,239,850.47	2,237,041.22	08/11/22
58	305010058	MF	Kansas City	MO	Actual/360	5.310%	7,959.64	2,880.91	0.00	N/A	08/05/25	--	1,740,763.75	1,737,882.84	08/05/22
59	410930288	98	Fort Worth	TX	Actual/360	4.720%	6,843.00	2,160.64	0.00	N/A	09/11/25	--	1,683,624.15	1,681,463.51	08/11/22
60	410928954	OF	Madison Heights	MI	Actual/360	4.760%	5,659.68	3,756.75	0.00	N/A	09/11/25	--	1,380,784.49	1,377,027.74	08/11/22
61	410931248	MU	Philadelphia	PA	Actual/360	4.550%	5,553.38	2,282.65	0.00	N/A	11/11/25	--	1,417,380.56	1,415,097.91	08/11/22
62	410928690	RT	Port Neches	TX	Actual/360	4.360%	2,125.43	13,319.30	0.00	N/A	10/11/25	--	566,110.85	552,791.55	08/11/22
Totals							2,379,184.15	762,986.60	0.00				587,997,552.08	587,234,565.48
1 Property Type Codes
HC - Health Care			MU - Mixed Use	WH - Warehouse			MF - Multi-Family
SS - Self Storage			LO - Lodging	RT - Retail			SF - Single Family Rental
98 - Other			IN - Industrial	OF - Office			MH - Mobile Home Park
SE - Securities			CH - Cooperative Housing	ZZ - Missing Information/Undefined

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
3	4,406,362.25	9,015,046.41	04/01/21	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
4	4,004,426.23	1,901,220.79	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
5	6,472,061.09	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
6	6,632,011.39	3,854,373.41	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
7	2,141,620.82	1,041,638.02	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
8	3,077,564.44	1,705,505.50	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
9	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
10	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
11	8,723,734.65	10,109,632.53	07/01/21	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
12	1,839,151.24	478,003.16	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
13	732,190.20	85,572.55	01/01/22	03/31/22	--	0.00	0.00	90,624.00	90,624.00	0.00	0.00
14	2,288,968.44	337,760.10	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
15	579,380.59	903,995.16	10/01/20	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
16	907,270.36	172,671.00	01/01/22	03/31/22	03/11/22	0.00	110,828.43	77,711.72	2,537,897.86	580,868.62	0.00
17	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
18	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
19	1,160,462.79	312,960.89	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
20	996,190.39	577,988.02	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
21	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
22	899,469.37	257,277.44	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
23	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
24	1,365,275.93	703,468.18	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
25	873,287.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
26	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
28	1,064,008.93	1,313,512.85	07/01/21	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
29	93,950.00	(163,006.50)	01/01/22	03/31/22	08/11/21	1,844,454.40	203,193.67	51,368.37	1,707,839.46	286,024.83	0.00
30	1,207,273.65	279,358.15	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
31	2,344,643.39	2,526,116.85	04/01/21	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
32	1,126,066.48	1,180,963.10	07/01/21	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
33	403,817.10	240,129.20	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
35	(197,310.42)	(23,180.18)	01/01/22	03/31/22	11/12/21	3,147,849.03	204,965.15	24,113.62	684,293.35	78,352.81	0.00
36	1,004,144.00	235,574.75	01/01/22	03/31/22	08/11/21	0.00	32,039.69	44,256.24	1,296,541.41	66,125.21	0.00
37	801,829.46	504,857.56	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
38	574,842.62	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
39	359,338.94	110,923.04	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
40	865,780.03	481,184.28	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
41	126,241.00	77,828.25	01/01/22	03/31/22	05/11/22	0.00	0.00	0.00	0.00	0.00	0.00
43	514,800.00	128,699.01	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
44	701,045.22	344,200.10	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
45	603,717.51	310,282.73	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
46	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
47	37,278.36	64,051.63	04/01/21	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
48	1,788,429.74	1,957,243.01	04/01/21	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
49	508,116.25	520,388.30	04/01/21	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
50	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
51	287,865.00	144,551.00	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
52	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
53	395,237.00	160,783.00	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
55	288,094.50	66,252.95	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
57	0.00	73,479.78	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
58	227,237.64	63,288.54	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
59	190,575.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
60	166,272.53	46,750.69	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
61	223,932.15	95,286.93	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
62	217,448.50	108,723.78	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	63,024,101.76	42,305,355.96				4,992,303.43	551,026.94	288,073.95	6,317,196.08	1,011,371.47	0.00

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Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

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								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More	Foreclosure			REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
08/17/22	0	0.00	0	0.00	4	33,124,572.73	0	0.00	2	19,062,757.32	0	0.00	0	0.00	0	0.00	4.698811%	4.663248%	38
07/15/22	0	0.00	0	0.00	4	33,187,218.37	0	0.00	2	19,093,469.43	0	0.00	0	0.00	0	0.00	4.698869%	4.663294%	39
06/17/22	0	0.00	0	0.00	4	33,254,633.04	0	0.00	2	19,126,754.11	0	0.00	0	0.00	0	0.00	4.698934%	4.663345%	40
05/17/22	0	0.00	0	0.00	4	33,316,655.25	0	0.00	2	19,157,185.18	0	0.00	0	0.00	0	0.00	4.698991%	4.663390%	41
04/18/22	0	0.00	0	0.00	4	33,383,469.42	0	0.00	2	19,190,199.04	0	0.00	0	0.00	0	0.00	4.699055%	4.662055%	42
03/17/22	0	0.00	0	0.00	5	38,651,336.28	0	0.00	2	19,220,351.50	1	17,176,064.71	0	0.00	0	0.00	4.699111%	4.662096%	43
02/17/22	1	16,883,199.45	0	0.00	5	38,738,629.71	0	0.00	2	19,258,549.87	0	0.00	0	0.00	0	0.00	4.699267%	4.662361%	44
01/18/22	0	0.00	0	0.00	6	55,721,752.22	0	0.00	2	19,288,402.14	0	0.00	0	0.00	0	0.00	4.699322%	4.662403%	45
12/17/21	0	0.00	0	0.00	6	55,821,227.68	0	0.00	2	19,318,123.33	0	0.00	0	0.00	1	2,464,410.90	4.699377%	4.662445%	46
11/18/21	0	0.00	0	0.00	7	58,398,346.41	0	0.00	2	19,350,453.15	0	0.00	0	0.00	0	0.00	4.705032%	4.667149%	47
10/18/21	0	0.00	0	0.00	7	58,502,127.22	0	0.00	2	19,379,901.87	0	0.00	0	0.00	0	0.00	4.705090%	4.667194%	48
09/17/21	0	0.00	0	0.00	7	58,613,889.06	0	0.00	2	19,411,969.12	0	0.00	0	0.00	0	0.00	4.705155%	4.667245%	49
Note: Foreclosure and REO Totals are included in the delinquencies aging categories.

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					Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
13	305010013	07/05/22	0	B	90,624.00	90,624.00	0.00	16,059,045.39
16	305010016	10/05/19	33	6	77,711.72	2,537,897.86	1,060,372.11	13,217,082.00	12/05/18	7			03/02/21
29	305010029	01/05/20	30	6	51,368.37	1,707,839.46	678,782.29	8,702,323.11	11/13/18	2	08/13/21
35	305010035	09/05/20	22	6	24,113.62	684,293.35	356,721.89	6,761,456.84	01/10/20	7			01/15/21
36	305010036	02/05/20	29	6	44,256.24	1,296,541.41	117,949.54	6,305,394.55	04/21/20	13
Totals					288,073.95	6,317,196.08	2,213,825.83	51,045,301.89
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
			3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		0	0	0		0
0 - 6 Months		0	0	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		0	0	0		0
25 - 36 Months		70,916,037	64,393,204	0		6,522,833
37 - 48 Months		516,318,528	489,716,788	14,061,815		12,539,925
49 - 60 Months		0	0	0		0
> 60 Months		0	0	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Aug-22	587,234,565	554,109,993	0	0	14,061,815	19,062,757
Jul-22	587,997,552	554,810,334	0	0	14,093,749	19,093,469
Jun-22	588,817,537	555,562,904	0	0	14,127,879	19,126,754
May-22	589,574,083	556,257,428	0	0	14,159,470	19,157,185
Apr-22	590,387,860	557,004,390	0	0	14,193,270	19,190,199
Mar-22	591,138,016	552,486,680	0	0	19,430,985	19,220,352
Feb-22	591,733,034	536,111,205	16,883,199	0	19,480,080	19,258,550
Jan-22	592,472,759	536,751,006	0	0	36,433,350	19,288,402
Dec-21	593,209,474	537,388,246	0	0	36,503,104	19,318,123
Nov-21	596,474,061	538,075,714	0	0	39,047,893	19,350,453
Oct-21	597,209,776	538,707,649	0	0	39,122,225	19,379,902
Sep-21	598,003,893	539,390,004	0	0	39,201,920	19,411,969
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© 2021 Computershare. All rights reserved. Confidential.							Page 21 of 28

			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
15	310931260	13,765,617.19	13,765,617.18	22,300,000.00	08/26/15	789,786.04	0.82290	09/30/21	11/11/25	278
16	305010016	12,539,924.65	13,217,082.00	18,300,000.00	01/20/22	93,920.00	0.40220	03/31/22	11/05/25	278
29	305010029	8,147,644.77	8,702,323.11	9,500,000.00	03/01/22	(199,702.75)	(1.09040)	03/31/22	11/05/25	218
35	305010035	6,522,832.67	6,761,456.84	5,000,000.00	02/15/22	(23,180.18)	(0.20860)	03/31/22	08/05/25	279
36	305010036	5,914,170.64	6,305,394.55	10,900,000.00	03/01/22	202,478.75	1.52310	03/31/22	11/05/25	218
41	305010041	5,160,992.98	5,160,992.98	6,000,000.00	04/19/22	60,708.25	0.65060	03/31/22	11/05/25	278
Totals		52,051,182.90	53,912,866.66	72,000,000.00		924,010.11

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					Specially Serviced Loan Detail - Part 2
				Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²	Special Servicing Comments
15	310931260	LO	CA	04/21/22	13

The loan transferred to Special Servicer due to Non-Monetary Default due to the Franchisee being in default. Marriott issued a Notice of Default/Continuing Forbearance Agreement March 30, 2022. According to the notice, the hotel is in the Red

	Zone for the July through December 2021 tracking period. SS is evaluating next steps.

16	305010016	RT	NJ	12/05/18	7

Deed in Lieu recorded 03/02/21 A new lease with Athleta has been signed. With Athleta lease, Property is 78% occupied by 19 tenants. Leasing momentum is improving and the Property continues to stabilize. Special Servicer expects to sell

	after occupancy stabilization by 12/30/2022.

29	305010029	LO	OR	11/13/18	2

Loan is secured by a 151-room, full-service Shilo Inn hotel property located in Bend, OR. Loan is currently in payment default. Forbearance was previously executed but Loan remains in Payment Default. Borrower filed bankruptcy prior to the foreclosure sa le. Lender is dual tracking forbearance negotiations and stay relief in the bankruptcy. Interest Only payments are being received. Borrower and Special Servicer are currently discussing a forbearance. Negotiations are in process.

35	305010035	RT	VA	01/10/20	7

A foreclosure sale occurred in January of 2021. A property manager and leasing agent have been placed. Collateral remains 100% vacant. Property is being actively marketed for lease by local brokers. Several property tours have been

	completed. Special s ervicer forecasts sale by December 2022.

36	305010036	LO	OR	04/21/20	13

Loan transferred for Imminent Monetary Default at borrowers request as a result of the Covid-19 pandemic. Loan is in payment default. Lender is dual tracking forbearance negotiations with the legal process. Interest Only payments are being

	received. Borro wer and Special Servicer are currently discussing a forbearance. Negotiations are in process.

41	305010041	LO	GA	04/08/20	98
	The Assumption transaction has closed. Borrower's proposed 2022 Budget has been approved. CMA status is being reviewed prior to Loan returning to the MS.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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Modified Loan Detail

		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
11	304690003	0.00	4.56000%	0.00	4.56000%	9	11/12/21	07/01/20	02/23/22
Totals		0.00		0.00
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance

Note: Please refer to Servicer Reports for modification comments.

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				Historical Liquidated Loan Detail

		Loan		Gross Sales					Current		Loss to Loan	Percent of
		Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
34	305010034 05/17/21	6,551,762.01	4,900,000.00	4,565,633.67	1,057,228.69	4,565,633.67	3,508,404.98	3,043,357.03	0.00	0.00	3,043,357.03	42.71%
42	305010042 07/17/20	5,268,702.35	4,800,000.00	2,672,249.95	553,331.93	2,672,249.95	2,118,918.02	3,149,784.33	0.00	0.00	3,149,784.33	55.76%
54	305010054 12/17/21	2,470,083.68	2,900,000.00	2,955,460.21	485,376.53	2,955,460.21	2,470,083.68	0.00	0.00	0.00	0.00	0.00%
Current Period Totals		0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals		14,290,548.04	12,600,000.00	10,193,343.83	2,095,937.15	10,193,343.83	8,097,406.68	6,193,141.36	0.00	0.00	6,193,141.36

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
34	305010034	05/17/21	0.00	0.00	3,043,357.03	0.00	0.00	3,043,357.03	0.00	0.00	3,043,357.03
42	305010042	07/17/20	0.00	0.00	3,149,784.33	0.00	0.00	3,149,784.33	0.00	0.00	3,149,784.33
54	305010054	12/17/21	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			0.00	0.00	6,193,141.36	0.00	0.00	6,193,141.36	0.00	0.00	6,193,141.36

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				Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
15	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
16	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
29	0.00	0.00	3,500.00	0.00	0.00	9,601.15	0.00	0.00	0.00	0.00	0.00	0.00
35	0.00	0.00	3,500.00	0.00	0.00	12,862.02	0.00	0.00	0.00	0.00	0.00	0.00
36	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
41	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	21,000.00	0.00	0.00	22,463.17	0.00	0.00	0.00	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		43,463.17

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Supplemental Notes
None

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